RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 14 – RELATED PARTY TRANSACTIONS

On September 15, 2023, the Company acquired contracts with 10 customers for HR consulting services, from Global HR Technology Co., Ltd. (“GHRT”), of which our CEO/director was a minority shareholder at the time of the acquisition. According to the asset purchase agreement entered into between the Company and GHRT dated September 1, 2023, the asset transferred from GHRT to the Company is limited to the contracts with the 10 customers and any employees or system are not included. The acquisition value was $1,726,433 (¥244,860,000) paid in cash to the GHRT. At the time of this transaction, GHRT and the Company were not under common control under ASC810-10-15-8 and ASC 805-50.

During the year ended December 31, 2023, the Company recorded commission expenses of $79,336 from Global HR Technology, of which our CEO/director was a minority shareholder. All of the shares of GHRT held by our CEO/director were sold on January 1, 2024 and it was not a related party thereafter.

During the years ended December 31, 2025, 2024 and 2023, the Company paid rent of $19,250, $18,986 and $5,118, respectively, to Runbridge Inc., of which our CEO/ director is a shareholder. Effective January 7, 2025, the shares of Runbridge Inc. previously held by our CEO/director were sold to an entity controlled by an individual who is a nominee to be appointed as a director of the Company at the annual general meeting of shareholders scheduled to be held in March 2026.

Notwithstanding such transfer, the Company determined that Runbridge Inc. continued to be a related party during the fiscal year ended December 31, 2025, as the transferee was a director nominee and therefore considered a related party under ASC 850, Related Party Disclosures.